Finance receivables, net - Components of Finance Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Finance receivables, gross	€ 626.8	€ 399.8
Unearned interest	0.0	0.0
Finance receivables, net	626.8	399.8
Current portion of finance receivables, gross	613.5	82.6
Current portion of unearned interest	0.0	0.0
Non-current portion of finance receivables, net	€ 13.3	€ 317.2